Capital Management and Solvency - Additional Information (Detail) $ in Billions	6 Months Ended
Jun. 30, 2026 USD ($)
Disclosure of capital management and solvency [line items]
Borrowings, maturity	The maturity date is May 7, 2036
Increase Decrease In Solvency Ratio	0.15%
Revolving Credit Facility [Member]
Disclosure of capital management and solvency [line items]
Borrowings	$ 1,375
Top of range [member] | Revolving Credit Facility [Member]
Disclosure of capital management and solvency [line items]
Borrowings, maturity	2031
Bottom of range [member] | Revolving Credit Facility [Member]
Disclosure of capital management and solvency [line items]
Borrowings, maturity	2030